CONSIDERATION RECEIVABLE (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 20, 2017	May 08, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash proceeds from sale of a 30% interest in the Côté Gold Project			$ 92.1	$ 96.5
Consideration receivable			0.0	93.8
Gain on sale of a 30% interest in the Côté Gold Project			$ 0.0	$ 19.2
Disposal Of Interest In Cote Gold Project
Disclosure of joint ventures [line items]
Proportion of ownership interest sold in joint venture	30.00%	30.00%	30.00%	30.00%
Aggregate consideration receivable		$ 195.0
Cash proceeds from sale of a 30% interest in the Côté Gold Project	$ 100.0
Sale of ownership interest in joint venture, consideration receivable	95.0		$ 95.0
Payments of transaction costs				$ 3.5
Sale of ownership interest in joint venture, consideration receivable, additional transactions costs			$ 2.9
Consideration receivable				$ 93.8
Gain on sale of a 30% interest in the Côté Gold Project	$ 19.2